Investment Strategy - U.S. Equity Haven ETF	Nov. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide broad U.S. equity market exposure. Haven Private, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for implementing the Fund’s investment strategy. The Sub-Adviser seeks to build a portfolio of stocks with broad exposure across sectors and industries while managing downside risk by favoring highly rated stocks that it believes are less likely to experience large declines. The Fund seeks to provide broad equity exposure, with exposure not limited to particular industries, sectors, or capitalization ranges. The Fund may gain its desired exposures through investment in underlying ETFs.
Investment Process
The Sub-Adviser uses a quantitative securities rating system to evaluate broad universes of U.S. and non-U.S. companies based on multiple measures that the Sub-Adviser believes may be associated with future risk and return. The quantitative rating system assesses each company in the Fund’s investment universe and assigns a score based, generally, on valuation; profitability, earnings quality and financial stability; revenue, earnings, cash flow and dividend growth; leverage, external financing and capital investment; analyst forecasts and revisions; price momentum and volatility; and other technical, market and sector-specific characteristics. The factors considered by the quantitative rating system are subject to change over time.
The rating system generally assigns more favorable ratings to securities exhibiting characteristics viewed as favorable under its methodology and less favorable ratings to securities exhibiting characteristics viewed as unfavorable. The Sub-Adviser uses those rankings to identify purchase candidates and construct the portfolio within its quality, capitalization, diversification, and risk parameters. The Sub-Adviser generally uses more highly rated securities as potential investment candidates. The rating system, however, does not select investments for the Fund, determine position sizes or exercise investment discretion.
The Sub-Adviser determines the Fund’s investments and position sizes using the ratings together with its own analysis and judgment. Among other things, the Sub-Adviser may consider the Fund’s desired market-capitalization, sector, and industry exposures; overall portfolio diversification and risk; liquidity; volatility; and prevailing market conditions. Accordingly, the Sub-Adviser may invest in securities that are not rated by the quantitative system or that do not receive its most favorable ratings and may decline to invest in highly rated securities.
Companies ranked in the higher deciles (e.g., top three deciles or top 30% of companies) from their respective U.S. equity universe and foreign universe are considered buy candidates and are generally favored over companies ranked in the lower deciles of their respective universe. The Sub-Adviser may elect to purchase equity securities that are not ranked or ranked in a lower decile by the model when, for example, it determines that such investments may provide greater balance to the Fund’s industry or sector exposures.
The Sub-Adviser generally seeks to construct a diverse portfolio in order to balance risk and expected return. This process considers such parameters as the desired number of stocks in the portfolio, portfolio turnover, industry and sector diversification, and volatility considerations.
The Sub-Adviser monitors the Fund’s investments and the output of the quantitative rating system on an ongoing basis. The Fund may sell or reduce positions in response to changes in the Sub-Adviser’s rankings. To manage portfolio risk, the Sub-Adviser typically reduces any position that reaches 10% of the Fund’s total holdings. The Sub-Adviser may also purchase, retain, reduce or sell securities for portfolio construction, risk-management, liquidity, tax, transaction-cost or other investment reasons.
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund considers equity securities to include common stock, depositary receipts, rights, warrants, preferred stocks, MLPs, REITs, and equity ETFs. The Fund considers a company to be a U.S. company if it is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the United States or its securities have their primary listing in the United States; ADRs of non-U.S. issuers are not treated as U.S. securities.
The Fund may invest up to 20% of the Fund portfolio in foreign securities, including foreign securities from developing or emerging markets of any market capitalization. The Fund may access foreign equity exposure through U.S.-listed depositary receipts representing shares in a foreign company and/or ETFs that invests in foreign equity securities.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund considers equity securities to include common stock, depositary receipts, rights, warrants, preferred stocks, MLPs, REITs, and equity ETFs. The Fund considers a company to be a U.S. company if it is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the United States or its securities have their primary listing in the United States; ADRs of non-U.S. issuers are not treated as U.S. securities.